Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable related to sales of marine fuels	$ 31,225,656	$ 26,266,112
Less: allowance for credit losses	(10,423)	(10,423)	$ (10,423)	$ (10,423)
Total accounts receivable, net	$ 31,215,233	$ 26,255,689